Condensed Statements of Changes in Shareholders’ Deficit (Unaudited) - USD ($)	Class A Ordinary Shares	Class B Ordinary Shares	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Mar. 11, 2024
Balance (in Shares) at Mar. 11, 2024
Issuance of Class B ordinary shares to Sponsor		$ 719	24,281		25,000
Issuance of Class B ordinary shares to Sponsor (in Shares)		7,187,500
Accretion for Class A ordinary shares to redemption amount			(11,524,046)	(18,162,458)	(29,686,504)
Sale of 8,337,500 private placement warrants			8,337,500		8,337,500
Fair value of public warrants at issuance			3,421,250		3,421,250
Allocated value of transaction costs to Class A shares			(258,985)		(258,985)
Net income				5,226,327	5,226,327
Balance at Dec. 31, 2024		$ 719		(12,936,131)	(12,935,412)
Balance (in Shares) at Dec. 31, 2024		7,187,500
Accretion for Class A ordinary shares to redemption amount				(3,085,128)	(3,085,128)
Net income				2,913,268	2,913,268
Balance at Mar. 31, 2025		$ 719		(13,107,991)	(13,107,272)
Balance (in Shares) at Mar. 31, 2025		7,187,500
Balance at Dec. 31, 2024		$ 719		(12,936,131)	(12,935,412)
Balance (in Shares) at Dec. 31, 2024		7,187,500
Net income					5,097,561
Balance at Jun. 30, 2025		$ 719		(14,027,442)	(14,026,723)
Balance (in Shares) at Jun. 30, 2025		7,187,500
Balance at Dec. 31, 2024		$ 719		(12,936,131)	(12,935,412)
Balance (in Shares) at Dec. 31, 2024		7,187,500
Former sponsor contribution			24,440		24,440
Accretion for Class A ordinary shares to redemption amount			(24,440)	(12,239,225)	(12,263,665)
Net income				5,778,750	5,778,750
Balance at Dec. 31, 2025		$ 719		(19,396,606)	(19,395,887)
Balance (in Shares) at Dec. 31, 2025		7,187,500
Balance at Mar. 31, 2025		$ 719		(13,107,991)	(13,107,272)
Balance (in Shares) at Mar. 31, 2025		7,187,500
Accretion for Class A ordinary shares to redemption amount				(3,103,744)	(3,103,744)
Net income				2,184,293	2,184,293
Balance at Jun. 30, 2025		$ 719		(14,027,442)	(14,026,723)
Balance (in Shares) at Jun. 30, 2025		7,187,500
Balance at Dec. 31, 2025		$ 719		(19,396,606)	(19,395,887)
Balance (in Shares) at Dec. 31, 2025		7,187,500
Accretion for Class A ordinary shares to redemption amount				(2,698,384)	(2,698,384)
Net income				1,713,069	1,713,069
Balance at Mar. 31, 2026		$ 719		(20,381,921)	(20,381,202)
Balance (in Shares) at Mar. 31, 2026		7,187,500
Balance at Dec. 31, 2025		$ 719		(19,396,606)	(19,395,887)
Balance (in Shares) at Dec. 31, 2025		7,187,500
Net income					3,384,818
Balance at Jun. 30, 2026		$ 719		(21,450,390)	(21,449,671)
Balance (in Shares) at Jun. 30, 2026		7,187,500
Balance at Mar. 31, 2026		$ 719		(20,381,921)	(20,381,202)
Balance (in Shares) at Mar. 31, 2026		7,187,500
Accretion for Class A ordinary shares to redemption amount				(2,740,218)	(2,740,218)
Net income				1,671,749	1,671,749
Balance at Jun. 30, 2026		$ 719		$ (21,450,390)	$ (21,449,671)
Balance (in Shares) at Jun. 30, 2026		7,187,500